FORM 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ];  Amendment Number:


This Amendment (Check only one):  [ ] is a restatement.

					         [X] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:   YCMNET Advisors, Inc.

Address:        1255 Treat Blvd

                Suite 900

                Walnut Creek, CA  94597

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood and all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Yoshikami

Title:  President

Phone:  925-935-2900



Signature, Place and Date of Signing:

Michael Yoshikami   Walnut Creek, CA  November 9, 2011



Report Type (Check only one):

[x]   13F HOLDINGS REPORT.


[ ]   13F NOTICE.


[ ]   13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:


NONE

13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0


Form 13F Information Table Entry Total:  110


Form 13F Information Table Value Total:  649,689
                                        (thousands)



List of Other Included Managers:


NONE




Name 			 Title    Cusip	    Value	Shares   Disc  Other Voting
of Issuer	       of Class				(x 1000)	   Mgrs
1/100 Berkshire   Common    84990175	854	800	   Sole  None   Sole
Cons Freight Corp Common    209232107	1	10000	   Sole  None   Sole
Merrill Lynch &   Common    59023V423	117	12500	   Sole  None   Sole
Agilent Tech      Common    00846U101	484	15472	   Sole  None   Sole
Apple Computer    Common    37833100	6844	17949	   Sole  None   Sole
Abbott Lab        Common    2824100	      10898	213100   Sole  None   Sole
A F L A C Inc     Common    1055102	      10392	297333   Sole  None   Sole
BlackRock	      ETF       464287226	6305	57261	   Sole  None   Sole
Amazon Com Inc    Common    23135106	7861	36354	   Sole  None   Sole
Asante Tech      	Common    43412105	1	11055	   Sole  None   Sole
Bankamerica Corp  Common    60505104	77	12565	   Sole  None   Sole
Baraka Petroleum  Common    Q12957108	1	25000	   Sole  None   Sole
Baxter Internat.  Common    71813109	11338	201962   Sole  None   Sole
Vanguard Bond	ETF       921937835	812	9696	   Sole  None   Sole
Berkshire Hathwy  Common    84670702	10360	145828   Sole  None   Sole
Biotime Inc       Common    09066L105	1479	335435   Sole  None   Sole
Biovest Intl Inc  Common    09069L102	22	50000	   Sole  None   Sole
SPDR BARCLAY TSY  ETF       78464A334	882	23653	   Sole  None   Sole
Citigroup         Common    172967424	6546	255552   Sole  None   Sole
Central Fd Cda    ETF       153501101	200	9667	   Sole  None   Sole
BlackRock	      ETF       464288638	997	9335	   Sole  None   Sole
Celldex Therap.   Common    15117B103	23	10000	   Sole  None   Sole
BlackRock	      ETF       464288356	472	4307	   Sole  None   Sole
Costco Companies  Common    22160K105	13471	164021   Sole  None   Sole
Cisco Systems     Common    17275R102	882	56934	   Sole  None   Sole
BlackRock	      ETF       464288646	29124	280096   Sole  None   Sole
C S X Corp        Common    126408103	280	15017	   Sole  None   Sole
Coventry Health   Common    222862104	1311	45495	   Sole  None   Sole
Chevron Corp.     Common    166764100	15157	163702   Sole  None   Sole
Labopharm Inc     Common    504905100	5	20000	   Sole  None   Sole
Disney (Walt) Co. Common    254687106	9286	307905   Sole  None   Sole
Ipath Commodity   ETF       06738C778	22247	532983   Sole  None   Sole
Demand Media Inc  Common    24802N109	1013	126582   Sole  None   Sole
D T E Energy Co.  Common    233331107	234	4775	   Sole  None   Sole
BlackRock	      ETF       464287168	425	8801	   Sole  None   Sole
BlackRock         ETF       464287234	18274	520702   Sole  None   Sole
BlackRock         ETF       464287465	1972	41267	   Sole  None   Sole
BlackRock	      ETF       464288216	14980	579480   Sole  None   Sole
Evolution Petrol	Common    30049A107	71	10000	   Sole  None   Sole
BlackRock	      ETF       464286103	10629	529879   Sole  None   Sole
BlackRock	      ETF       464286673	10371	942833   Sole  None   Sole
BlackRock	      ETF       464286400	9508	182820   Sole  None   Sole
General Electric  Common    369604103	11590	761477   Sole  None   Sole
SPDR Gold TRUST   ETF       78463V107	36592	231510   Sole  None   Sole
Google Inc Class  Common    38259P508	544	1057	   Sole  None   Sole
BlackRock	      ETF       464288612	206	1856	   Sole  None   Sole
SPDR S&P China    ETF       78463X400	9251	165761   Sole  None   Sole
Hewlett-Packard   Common    428236103	1858	82753	   Sole  None   Sole
BlackRock	      ETF       464288513	1193	14408	   Sole  None   Sole
Intl Business     Common    459200101	2397	13706	   Sole  None   Sole
Integrated Device Common    458118106	88	17049	   Sole  None   Sole
BlackRock	      ETF       464287697	25341	309987   Sole  None   Sole
BlackRock	      ETF       464287549	13581	245359   Sole  None   Sole
BlackRock	      ETF       464287507	18691	239664   Sole  None   Sole
BlackRock	      ETF       464287705	444	6726	   Sole  None   Sole
BlackRock	      ETF       464287804	21201	362165   Sole  None   Sole
BlackRock	      ETF       464287879	299	5058	   Sole  None   Sole
Intel Corp        Common    458140100	3650	171085   Sole  None   Sole
Itv Plc Ord       Common    G4984A110	13	13740	   Sole  None   Sole
BlackRock	      ETF       464287200	3217	28300	   Sole  None   Sole
BlackRock	      ETF       464287655	273	4250	   Sole  None   Sole
BlackRock	      ETF       464287341	1477	44501	   Sole  None   Sole
BlackRock	      ETF       464287754	1364	24821	   Sole  None   Sole
BlackRock	      ETF       464287846	482	8526	   Sole  None   Sole
Ipath DJ AIG      ETF       06739H206	11257	216397   Sole  None   Sole
Johnson & Johnson Common    478160104	11524	180938   Sole  None   Sole
Location Based    Common    539573105	112	124100   Sole  None   Sole
Lsi Logic Corp    Common    502161102	61	11850	   Sole  None   Sole
Mastercard Inc    Common    57636Q104	13022	41060	   Sole  None   Sole
Mc Donalds Corp.  Common    580135101	12767	145382   Sole  None   Sole
3m Company        Common    88579Y101	1030	14350	   Sole  None   Sole
Monsanto Co       Common    61166W101	9554	159128   Sole  None   Sole
Microsoft Corp    Common    594918104	348	13971	   Sole  None   Sole
Nvidia Corp       Common    67066G104	163	13000	   Sole  None   Sole
Oracle Systems    Common    68389X105	11074	385310   Sole  None   Sole
Pfizer Incorp.    Common    717081103	1431	80922	   Sole  None   Sole
Procter & Gamble  Common    742718109	398	6301	   Sole  None   Sole
Powershares Bybck ETF       73935X286	2896	122854   Sole  None   Sole
Qualcomm Inc      Common    747525103	11717	240941   Sole  None   Sole
PowerShares QQQ   ETF       73935A104	265	5051	   Sole  None   Sole
Rydex S&P Equal   ETF       78355W817	10706	236070   Sole  None   Sole
Schw US Scap Etf  ETF       808524607	230	8009	   Sole  None   Sole
Schwab U.S. Broad ETF       808524102	1390	51313	   Sole  None   Sole
Schw Emg Mkt Eq   ETF       808524706	307	14134	   Sole  None   Sole
Schw Intl Eq Etf  ETF       808524805	207	8959	   Sole  None   Sole
Schw US Lcap Gro  ETF       808524300	208	7743	   Sole  None   Sole
The Charles Schwb Common    808513105	579	51391	   Sole  None   Sole
SPDR S&P Dvdnds.  ETF       78464A763	21723	447430   Sole  None   Sole
BlackRock	      ETF       464288679	3493	31687	   Sole  None   Sole
BlackRock	      ETF       464287457	242	2859	   Sole  None   Sole
SPDR TRUST Unit   ETF       78462F103	258	2281	   Sole  None   Sole
PIMCO 1-5 Year US ETF       72201R205	29250	551680   Sole  None   Sole
BlackRock	      ETF       464288158	12368	116012   Sole  None   Sole
Stryker Corp      Common    863667101	9648	204702   Sole  None   Sole
AT&T Inc.         Common    00206R102	577	20225	   Sole  None   Sole
Ttc Technology    Common    87304R100	1	10000	   Sole  None   Sole
BlackRock	      ETF       464287176	25044	219109   Sole  None   Sole
Untd Sec Bncshrs  Common    911460103	220	73420	   Sole  None   Sole
Union Pacific     Common    907818108	212	2600	   Sole  None   Sole
Visa              Common    92826C839	259	3025	   Sole  None   Sole
Vanguard	      ETF       92204A504	1519	26794	   Sole  None   Sole
Vodafone Airtouch ETF       92857W209	11434	445585   Sole  None   Sole
Vision Airships   Common    92833C202	1	10000	   Sole  None   Sole
Vanguard	      ETF       922908744	9987	212264   Sole  None   Sole
Vanguard	      ETF       922908736	1202	21493	   Sole  None   Sole
Vanguard	      ETF       922908637	8339	161456   Sole  None   Sole
Verizon Commun.   Common    92343V104	204	5555	   Sole  None   Sole
SPDR S&P Oil &    ETF       78464A748	10693	377193   Sole  None   Sole
SPDR Consumer     ETF       81369Y407	421	12069	   Sole  None   Sole
Exxon Mobil Corp  Common    30231G102	11389	156811   Sole  None   Sole